Document and Entity Information	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	PetVivo Holdings, Inc.
Entity Central Index Key	0001512922
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false